Regulatory Requirements (Details) - Schedule of the minimum regulatory capital required and the actual amounts of capital maintained - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 10,503,319	$ 1,336,814
Capital Levels Maintained	14,927,333	10,914,773
Excess Net Capital	$ 4,424,014	$ 9,577,959
Percent of requirement Maintained	142.00%	816.00%
Lion International Securities Group Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 386,292	$ 386,927
Capital Levels Maintained	1,171,495	1,043,803
Excess Net Capital	$ 785,203	$ 656,876
Percent of requirement Maintained	303.00%	270.00%
Lion Futures Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 386,292	$ 386,927
Capital Levels Maintained	1,039,855	948,872
Excess Net Capital	$ 653,563	$ 561,945
Percent of requirement Maintained	269.00%	245.00%
Lion Asset Management Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 12,876	$ 12,898
Capital Levels Maintained	43,415	27,770
Excess Net Capital	$ 30,539	$ 14,872
Percent of requirement Maintained	337.00%	215.00%
BC Wealth Management Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 12,876	$ 12,898
Capital Levels Maintained	177,081	468,279
Excess Net Capital	$ 164,205	$ 455,381
Percent of requirement Maintained	1375.00%	3631.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 9,704,983	$ 537,164
Capital Levels Maintained	12,495,487	8,426,049
Excess Net Capital	$ 2,790,504	$ 7,888,885
Percent of requirement Maintained	129.00%	1569.00%